REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 2,651,757,646	$ 373,492,253	¥ 3,168,597,334	¥ 3,704,537,419
PRC
REVENUE INFORMATION
Revenues	2,247,593,239		2,583,843,616	3,158,966,932
Europe
REVENUE INFORMATION
Revenues	151,521,237		343,157,877	430,201,301
Others
REVENUE INFORMATION
Revenues	¥ 252,643,170		¥ 241,595,841	¥ 115,369,186